As filed with the Securities and Exchange Commission on April 15, 2011
Securities Act File No. 333-
Investment Company Act File No. 811-21969

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☑ Registration Statement under the Securities Act of 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.
☑ Registration Statement under the Investment Company Act of 1940
☑ Amendment No. 16
(Check Appropriate Box or Boxes)

THE GDL FUND
(Exact Name of Registrant as Specified in Charter)
One Corporate Center
Rye, New York 10580-1422
(Address of Principal Executive Offices)
(800) 422-3554
(Registrant’s Telephone Number, Including Area Code)
Bruce N. Alpert or Agnes Mullady
The GDL Fund
One Corporate Center
Rye, New York 10580-1422
(914) 921-5100
(Name and Address of Agent for Service)
Copies to:

Richard T. Prins, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036 (212) 735-3000	Peter D. Goldstein, Esq. The GDL Fund One Corporate Center Rye, New York 10580-1422 (914) 921-5100
     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☑
     It is proposed that this filing will become effective (check appropriate box)
     ☐ When declared effective pursuant to section 8(c).
     If appropriate, check the following box:
     ☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
     ☑ This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-149864.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed Maximum	Proposed Maximum
	Amount Being	Offering Price Per	Aggregate Offering	Amount of
Title of Securities	Registered	Share	Price (1)	Registration Fee
Preferred Shares, $0.001 par value (2)			$40,000,000	$4,644 (3)
Notes (2)
Subscription Rights for Preferred Shares (2)

(1)	Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee. The proposed maximum offering price per security will be determined, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(2)	There is being registered hereunder a principal amount of preferred shares, notes, or subscription rights to purchase preferred shares as may be sold in any combination.

(3)	In no event will the aggregate offering price of all securities issued pursuant to this registration statement exceed $40,000,000.

Explanatory Note and Incorporation by Reference
This registration statement is being filed with respect to the registration of additional preferred shares of beneficial interest, par value $0.001 per share, of The GDL Fund, a Delaware statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-149864 and 811-21969), declared effective on February 11, 2011, are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C
OTHER INFORMATION
Item 25. Financial Statements and Exhibits
1.	Financial Statements

Part A

Part B
2.	Exhibits
(a)	Agreement and Declaration of Trust of Registrant and Amendment to Such Agreement and Declaration of Trust of Registrant (5)
(i)	Statement of Preferences for the Series A Preferred Shares (4)

(ii)	Statement of Preferences for the Series B Preferred Shares (6)
(b)	Amended and Restated By-Laws of Registrant (5)

(c)	Not applicable

(d)	Form of Specimen Common Share Certificate (2)
(i)	Form of Specimen for Series A Preferred Shares (4)

(ii)	Form of Specimen for Series B Preferred Shares (5)

(iii)	Form of Indenture (1)

(iv)	Form of Subscription Certificate for Series A Preferred Shares (4)

(v)	Form of Subscription Certificate for Series B Preferred Shares (5)
(e)	Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan of Registrant (2)

(f)	Not applicable

(g)	Form of Investment Advisory Agreement between Registrant and Gabelli Funds, LLC (3)

(h)	Form of Underwriting Agreement (5)

(i)	Not applicable

(j)	Form of Custodian Contract (2)

(k)
(i)	Form of Registrar, Transfer Agency and Service Agreement (2)

(ii)	Form of Rights Agent Agreement (5)
(l)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP with respect to legality (5)

(m)	Not applicable

(n)	(i) Consent of Independent Registered Public Accounting Firm (6)
(ii)	Not applicable
(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)	Codes of Ethics of the Fund and the Investment Adviser (4)

(1)	To be filed by Amendment.

(2)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 Nos. 333-138141 and 811-21969, as filed with the Securities and Exchange Commission on January 26, 2007.

(3)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 Nos. 333-138141 and 811-21969, as filed with the Securities and Exchange Commission on December 13, 2006.

(4)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 Nos. 333-149864 and 811-21969, as filed with the Securities and Exchange Commission on December 18, 2008.

(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 to the Fund’s Registration Statement on Form N-2 Nos. 333-149864 and 811-21969, as filed with the Securities and Exchange Commission on January 25, 2011.

(6)	Filed herewith.
Item 26. Marketing Arrangements
     Reference is made to Exhibit 2(h) to this Registration Statement.
Item 27. Other Expenses of Issuance and Distribution
     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee	$20,000
NASDAQ listing fee	$1,000
FINRA filing fee	$24,500
Accounting fees	$20,000
Legal fees	$200,000
Printing expenses	$50,000
Postage and mailing fees	$5,025
Rights Agent fees	$30,000
Miscellaneous	$49,475

Total estimate	$400,000

Item 28. Persons Controlled by or Under Common Control with Registrant
     NONE
Item 29. Number of Holders of Securities as of March 31, 2011

Number of
Title of Class	Record Holders
Common Shares of Beneficial Interest	21
Series A Cumulative Callable Preferred Shares	6
Item 30. Indemnification
     Reference is made to (a) Article IV of Exhibit 2(a)(i) to this Registration Statement; (b) Section 9 of Exhibit 2(g) to this Registration Statement; and (c) Section 7 of Exhibit 2(h) to this Registration Statement.
Item 31. Business and Other Connections of Investment Adviser
     The Investment Adviser, a limited liability company organized under the laws of the State of New York, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 31 to provide a list of the officers and trustees of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Investment Adviser or those officers and trustees during the past two years, by incorporating by reference the information contained in the Form ADV of the Investment Adviser filed with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (Securities and Exchange Commission File No. 801-26202).
Item 32. Location of Accounts and Records
     The accounts and records of the Registrant are maintained in part at the office of the Investment Adviser at One Corporate Center, Rye, New York 10580-1422, in part at the offices of the Custodian, The Bank of New York Mellon, at 135 Santilli Highway, Everett, Massachusetts 02149, and located in part at the offices of the transfer agent and registrar, American Stock Transfer & Trust Company, at 59 Maiden Lane, New York, New York 10038, and in part at the Fund’s sub-administrator, BNY Mellon Asset Servicing, at 760 Moore Road, King of Prussia, Pennsylvania 19406.
Item 33. Management Services
     Not applicable.
Item 34. Undertakings
1.	Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	If the securities being registered are to be offered to existing shareholders pursuant to warrants or rights, and any securities not taken by shareholders are to be reoffered to the public, Registrant undertakes to supplement the prospectus, after the expiration of the subscription period, and to set forth the results of the subscription offer, the transactions by underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent reoffering thereof. If any public offering by the underwriters of the securities being registered is to be made on terms differing from those set forth on the cover page of the prospectus, the Registrant shall undertake to file a post-effective amendment to set forth the terms of such offering.

4.	Registrant hereby undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:
(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933 (the “1933 Act”);

(2)	to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.
(b)	that for the purpose of determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)	that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:
(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act.

(2)	the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
5.	Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6.	Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

SIGNATURES
     As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant’s Registration Statement has been signed on behalf of the Registrant, in the City of Rye, State of New York, on April 15, 2011.

THE GDL FUND
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates set forth below.

Name	Title	Date

Mario J. Gabelli	Trustee, Chairman and Chief Investment Officer	April , 2011

/s/ Anthony J. Colavita Anthony J. Colavita	Trustee	April 15, 2011

/s/ James P. Conn James P. Conn	Trustee	April 15, 2011

/s/ Clarence A. Davis Clarence A. Davis	Trustee	April 15, 2011

Mario d’Urso	Trustee	April , 2011

Arthur V. Ferrara	Trustee	April , 2011

/s/ Michael J. Melarkey Michael J. Melarkey	Trustee	April 15, 2011

Edward T. Tokar	Trustee	April , 2011

/s/ Salvatore J. Zizza Salvatore J. Zizza	Trustee	April 15, 2011

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	April 15, 2011

/s/ Agnes Mullady Agnes Mullady	Treasurer and Principal Financial Officer	April 15, 2011

EXHIBIT INDEX

EXHIBIT
NUMBER	DESCRIPTION OF EXHIBIT
EX-(a)(ii)	Statement of Preferences for the Series B Preferred Shares

EX-(n)(i)	Consent of Independent Registered Public Accounting Firm